Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Financial Obligations [Abstract]
Schedule of Financial Obligations	(a)This caption is made up as follows:
	Currency	Nominal interest rate	Maturity	20224	2023
				S/(000)	S/(000)

Short -term promissory notes

Banco de Crédito del Perú	S/	6.51%	January 13, 2025	38,000	-
Banco de Crédito del Perú	S/	6.51%	January 16, 2025	38,000	-
Banco de Crédito del Perú	S/	6.35%	February 21, 2025	38,000	-
Scotiabank	S/	5.94%	March 10, 2025	37,200	-
Banco GNB Perú	S/	4.88%	November 17, 2025	38,000	-
Banco de Crédito del Perú	S/	4.85%	November 24, 2025	38,000	-
Banco de Crédito del Perú	S/	4.85%	December 5, 2025	76,000	-
Banco de Crédito del Perú	S/	9.44%	January 22, 2024	-	38,000
BBVA Perú	S/	9.78%	January 19, 2024	-	38,000
BBVA Perú	S/	8.83%	March 15, 2024	-	19,000
BBVA Perú	S/	8.83%	March 15, 2024	-	19,000
BBVA Perú	S/	6.98%	December 12, 2024	-	25,300
BBVA Perú	S/	6.98%	December 12, 2024	-	25,300
BBVA Perú	S/	6.98%	December 12, 2024	-	25,400
BBVA Perú	S/	7.32%	November 22, 2024	-	19,000
BBVA Perú	S/	7.32%	November 22, 2024	-	19,000
				303,200	228,000

Senior Notes (b)
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,748	259,686
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,555	309,506
				569,303	569,192

Short and long-term Corporate Loan under “Club deal” (c)
Banco de Crédito del Perú	S/	5.82%	December 1,2028	310,344	387,917
Scotiabank	S/	5.82%	December 1,2028	310,344	387,917
				620,688	775,834
				1,493,191	1,573,026

Maturity
Current				458,346	383,146
Non-current				1,034,845	1,189,880
				1,493,191	1,573,026
(b)	Senior Notes -

(b.1)	Senior Notes in Soles

On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years.

The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.

(b.2)	Financial covenants

The corporate bond contracts have the following covenants limiting the incurring of indebtedness for the Company and its collateral subsidiaries, which are measured prior to the following transactions: issuance of debt or equity instruments, merger with another company or disposition or rental . of significant assets. The agreements are the following:

-	A fixed charge covenant ratio of at least 2.5 to 1.

-	A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.

As of December 31, 2024 and 2023, these covenants have not been activated because no situation has occurred that requires their measurement, as indicated in the previous paragraph.

For the years ended December 31, 2024, 2023 and 2022, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/38,603,000, S/38,690,000 and S/60,225,000, respectively, see note 21.

(c)	Medium-term Corporate Loan under “Club Deal” modality:

On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent.

As part of the loan conditions, the Company assumed the following obligations:

I.	Comply with the following financial covenants:

a.	Debt Ratio (Financial Debt / EBITDA) <= 3.50x

b.	Debt Service Coverage Ratio (FCSD / SD) >= 1.15x

c.	Debt Service Coverage Ratio (EBITDA / SD) >= 1.50x

These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS.

As of December 31, 2024 and 2023, the Company complies with the ratios contained in the conditions of the Club Deal and corporate bonds and has certain do’s and don’ts obligations that it has been complying with to date.